Share Repurchase Program - Additional Information (Detail) ¥ in Thousands, $ in Millions			12 Months Ended
	Nov. 30, 2025	Nov. 23, 2022 USD ($)	Dec. 31, 2025 USD ($) shares	Dec. 31, 2024 CNY (¥) shares	Dec. 31, 2023 CNY (¥) shares	Aug. 31, 2023 USD ($)
Equity, Class of Treasury Stock [Line Items]
Share repurchased cash consideration | ¥				¥ 63,898	¥ 134,313
Treasury Stock [Member]
Equity, Class of Treasury Stock [Line Items]
Share repurchased under repurchase plan				(2,327,290)	(4,003,315)
Share repurchased cash consideration | ¥				¥ 63,898	¥ 134,313
Treasury Stock [Member] | RSUs [Member]
Equity, Class of Treasury Stock [Line Items]
Exercise and vesting of share-based awards			1,082,960	783,937	128,205
Common Class A [Member]
Equity, Class of Treasury Stock [Line Items]
Stock repurchase program, extended period in force	1 year
Share repurchase program, expiration date	Nov. 17, 2026
Common Class A [Member] | Maximum [Member]
Equity, Class of Treasury Stock [Line Items]
Share repurchase plan, authorized amount | $		$ 20.0				$ 40.0
Stock repurchase program, period in force		36 months
American Depositary Shares [Member]
Equity, Class of Treasury Stock [Line Items]
Share repurchased under repurchase plan			7,500,000
Share repurchased cash consideration | $			$ 33.8